Income Taxes Disclosure: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets
	2015	2014
Deferred tax assets:
Net operating losses	$77,000	$57,400
Total deferred tax assets	77,000	57,400
Less: valuation allowance	(77,000)	(57,400)
Deferred tax assets, net	$--	$--